Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF

January 31, 2025 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 98.5%
Bank Loans — 0.7%
Auto Parts & Equipment — 0.0%(a)
Clarios Global LP
0.000%, (SOFR + 0.00%), due 1/28/32(b)(c)	$100,000	$99,938

Automobiles — 0.0%(a)
RealTruck Group, Inc.
0.000%, (SOFR + 0.00%), due 1/31/28	150,000	146,250

Chemicals — 0.1%
SCIH Salt Holdings Inc.
8.085%, (SOFR + 3.00%), due 1/31/29	250,000	251,022

Computers — 0.1%
Amentum Holdings, Inc.
6.588%, (SOFR + 2.25%), due 9/29/31(b)(c)	250,000	248,938

Electric — 0.2%
Talen Energy Supply, LLC
6.870%, (SOFR + 2.50%), due 12/11/31	550,000	552,063

Mining — 0.1%
American Rock Salt Co., LLC
8.658%, (SOFR + 4.00%), due 6/12/28	199,483	177,789

Pipelines — 0.0%(a)
New Fortress Energy, Inc.
9.514%, (SOFR + 5.00%), due 10/30/28(b)(c)	99,748	99,175

Retail — 0.2%
Great Outdoors Group, LLc
7.552%, (SOFR + 3.25%), due 1/20/32	400,000	402,000
PetSmart LLC
8.297%, (SOFR + 3.75%), due 2/14/28(b)(c)	199,483	200,293
		602,293

Total Bank Loans
(Cost $2,173,517)		2,177,468

Collateralized Mortgage Obligations — 4.3%

Mortgage Securities — 4.3%
Agate Bay Mortgage Trust
Series 2015-5 B3, 3.575%, due 7/25/45(b)(c)	153,365	123,054
CHL Mortgage Pass-Through Trust
Series 2005-9 1A1, 5.025%, (TSFR1M + 0.71%), due 5/25/35(c)	36,258	31,427
Connecticut Avenue Securities Trust
Series 2020-SBT1 1B1, 11.215%, (SOFR30A + 6.86%), due 2/25/40(c)	685,000	740,725
Series 2020-SBT1 1M2, 8.115%, (SOFR30A + 3.76%), due 2/25/40(c)	1,045,000	1,099,073
Series 2020-SBT1 2B1, 11.065%, (SOFR30A + 6.71%), due 2/25/40(c)	715,000	765,020
Series 2021-R03 1B2, 9.851%, (SOFR30A + 5.50%), due 12/25/41(c)	485,000	509,714
Series 2022-R05 2B2, 11.351%, (SOFR30A + 7.00%), due 4/25/42(c)	1,080,000	1,185,980
	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Mortgage Securities (continued)
Series 2022-R07 1M2, 8.999%, (SOFR30A + 4.65%), due 6/25/42(c)	$100,000	$108,008
Series 2022-R08 1B1, 9.951%, (SOFR30A + 5.60%), due 7/25/42(c)	865,000	945,290
Series 2024-R02 1B1, 6.851%, (SOFR30A + 2.50%), due 2/25/44(c)	220,000	225,943
CSMC
Series 2021-NQM2 A1, 1.179%, due 2/25/66(b)(c)	387,169	341,440
GS Mortgage-Backed Securities Corp. Trust
Series 2022-PJ4 A34, 2.500%, due 9/25/52(b)(c)	1,167,931	929,053
HarborView Mortgage Loan Trust
Series 2005-2 2A1A, 4.853%, (TSFR1M + 0.55%), due 5/19/35(c)	61,221	59,245
J.P. Morgan Mortgage Trust
Series 2024-INV1 A4, 6.000%, due 4/25/55(b)(c)	652,056	654,031
OBX Trust
Series 2019-INV2 A5, 4.000%, due 5/27/49(b)(c)	281,607	258,254
Series 2022-J1 A14, 2.500%, due 2/25/52(b)(c)	773,533	615,321
RCKT Mortgage Trust
Series 2021-5 A1, 2.500%, due 11/25/51(b)(c)	4,391,328	3,517,757
Sequoia Mortgage Trust
Series 2021-4 AIO1, 0.164%, due 6/25/51(b)(c)(d)	13,664,278	132,415
STACR Trust
Series 2018-HRP1 B2, 16.215%, (SOFR30A + 11.86%), due 5/25/43(c)	399,159	485,721
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR13 A2B, 5.305%, (TSFR1M + 0.99%), due 11/25/34(c)	43,503	40,624
		12,768,095

Total Collateralized Mortgage Obligations
(Cost $12,862,452)		12,768,095

Commercial Asset-Backed Securities — 8.6%

Asset Backed Securities — 8.6%
Ally Bank Auto Credit-Linked Notes
Series 2024-B G, 11.395%, due 9/15/32	719,873	721,356
AMSR Trust
Series 2020-SFR3 B, 1.806%, due 9/17/37	660,000	649,046
Bayview Opportunity Master Fund VII LLC
Series 2024-EDU1 C, 6.151%, (SOFR30A + 1.80%), due 6/25/47(c)	341,120	344,173
Bridgecrest Lending Auto Securitization Trust
Series 2023-1 D, 7.840%, due 8/15/29	435,000	462,047
Series 2024-1 D, 6.030%, due 11/15/29	1,500,000	1,524,334
CF Hippolyta Issuer LLC
Series 2020-1 A2, 1.990%, due 7/15/60	544,132	494,174
Series 2020-1 B1, 2.280%, due 7/15/60	845,485	823,754
Series 2020-1 B2, 2.600%, due 7/15/60	512,688	446,789
Series 2021-1A B1, 1.980%, due 3/15/61	362,842	339,776
Drive Auto Receivables Trust
Series 2024-2 D, 4.940%, due 5/17/32	1,885,000	1,862,403

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)

Asset Backed Securities (continued)
DT Auto Owner Trust
Series 2021-4A D, 1.990%, due 9/15/27	$180,000	$175,599
Exeter Automobile Receivables Trust
Series 2022-2A E, 6.340%, due 10/15/29	880,000	875,415
Series 2022-3A E, 9.090%, due 1/15/30	435,000	435,331
Series 2022-5A E, 10.450%, due 4/15/30	1,265,000	1,353,202
Series 2023-4A D, 6.950%, due 12/17/29	260,000	267,690
Flagship Credit Auto Trust
Series 2021-3 E, 3.320%, due 12/15/28	890,000	808,225
Series 2022-1 D, 3.640%, due 3/15/28	780,000	749,172
Series 2022-2 D, 5.800%, due 4/17/28	1,264,000	1,177,123
Series 2024-1 D, 6.300%, due 4/15/30	1,400,000	1,413,501
Ford Credit Auto Owner Trust
Series 2021-2 D, 2.600%, due 5/15/34	130,000	123,733
Series 2023-1 D, 6.260%, due 8/15/35	425,000	432,768
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A A1TR, 5.863%, (TSFR3M + 1.57%), due 1/21/37(c)	600,000	602,767
GLS Auto Receivables Issuer Trust
Series 2021-3A E, 3.200%, due 10/16/28	875,000	846,766
Series 2022-3A E, 8.350%, due 10/15/29	425,000	437,227
Series 2024-3A D, 5.530%, due 2/18/31	660,000	662,928
Home Partners of America
Series 2021-2 B, 2.302%, due 12/17/26	96,041	90,669
HPEFS Equipment Trust
Series 2024-1A D, 5.820%, due 11/20/31	260,000	262,750
LAD Auto Receivables Trust
Series 2024-3A D, 5.180%, due 2/17/32	885,000	879,580
Navient Private Education Refi Loan Trust
Series 2021-A B, 2.240%, due 5/15/69	100,000	76,293
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1 A1, 1.910%, due 10/20/61	1,080,000	998,774
Series 2021-1 B1, 2.410%, due 10/20/61	865,000	780,983
OneMain Direct Auto Receivables Trust
Series 2019-1A D, 4.680%, due 4/14/31	385,000	381,888
Santander Drive Auto Receivables Trust 2025-1
Series 2025-1 D, 5.430%, due 3/17/31	430,000	431,039
Stifel SBA IO Trust
Series 2024-1A A2, 1.268%, due 6/25/50(b)(c)(d)	4,532,883	166,442
Subway Funding LLC
Series 2024-1A A23, 6.505%, due 7/30/54	1,406,475	1,448,205
Series 2024-3A A23, 5.914%, due 7/30/54	339,150	336,240
Series 2024-3A A2II, 5.566%, due 7/30/54	403,988	399,911
Tricon American Homes
Series 2020-SFR1 A, 1.499%, due 7/17/38	267,897	257,497
	Principal Amount	Value
Commercial Asset-Backed Securities (continued)

Asset Backed Securities (continued)
Zayo Issuer LLC
Series 2025-1A A2, 5.648%, due 3/20/55	$840,000	$840,000
		25,379,570

Total Commercial Asset-Backed Securities
(Cost $25,242,243)		25,379,570

Commercial Mortgage-Backed Securities — 9.0%

Mortgage Securities — 9.0%
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR ANM, 3.112%, due 11/5/32	745,000	692,850
Bank
Series 2019-BN19 C, 4.031%, due 8/15/61(b)(c)	840,000	672,312
BANK
Series 2017-BNK7 C, 3.982%, due 9/15/60(b)(c)	245,000	212,360
Series 2019-BN20 C, 3.654%, due 9/15/62(b)(c)	180,000	136,871
Series 2020-BN25 C, 3.350%, due 1/15/63(b)(c)	1,210,000	1,026,687
Series 2020-BN25 D, 2.500%, due 1/15/63	1,390,000	1,013,475
Series 2021-BN35 AS, 2.457%, due 6/15/64	1,750,000	1,459,342
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10 D, 3.000%, due 7/15/49	1,380,000	1,220,501
BBCMS Mortgage Trust
Series 2018-TALL C, 5.625%, (TSFR1M + 1.32%), due 3/15/37(c)	325,000	292,500
Benchmark Mortgage Trust
Series 2018-B3 C, 4.553%, due 4/10/51(b)(c)	550,000	482,992
Series 2019-B11 A5, 3.542%, due 5/15/52	315,000	294,058
Series 2019-B14 C, 3.768%, due 12/15/62(b)(c)	450,000	348,390
Series 2019-B9 C, 4.971%, due 3/15/52(b)(c)	985,000	837,842
BMO Mortgage Trust
Series 2022-C1 111A, 3.269%, due 2/17/55(b)(c)	715,000	615,936
BX Commercial Mortgage Trust
Series 2024-BRBK D, 10.276%, (TSFR1M + 5.97%), due 10/15/41(c)	385,000	387,887
CALI Mortgage Trust 2019-101C
Series 2019-101C B, 4.158%, due 3/10/39	1,110,000	982,358
CD Mortgage Trust
Series 2017-CD4 C, 4.350%, due 5/10/50(b)(c)	430,000	391,430
Series 2017-CD4 D, 3.300%, due 5/10/50	495,000	413,575
CFCRE Commercial Mortgage Trust
Series 2016-C3 D, 3.052%, due 1/10/48(b)(c)	540,000	488,709
Citigroup Commercial Mortgage Trust
Series 2018-B2 D, 3.146%, due 3/10/51(b)(c)	1,420,000	1,050,757

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)

Mortgage Securities (continued)
COMM Mortgage Trust
Series 2014-CR15 D, 3.971%, due 2/10/47(b)(c)	$487,000	$445,656
Series 2016-DC2 D, 3.906%, due 2/10/49(b)(c)	1,260,000	1,152,197
CONE Trust
Series 2024-DFW1 D, 7.346%, (TSFR1M + 3.04%), due 8/15/41(c)	270,000	270,000
CSAIL Commercial Mortgage Trust
Series 2015-C3 A4, 3.718%, due 8/15/48	100,000	99,276
DBJPM Mortgage Trust
Series 2016-C1 C, 3.316%, due 5/10/49(b)(c)	605,000	532,884
Freddie Mac Multifamily Structured Credit Risk
Series 2024-MN9 M2, 7.599%, (SOFR30A + 3.25%), due 10/25/44(c)	1,025,000	1,032,338
GS Mortgage Securities Trust 2018-GS10
Series 2018-GS10 C, 4.402%, due 7/10/51(b)(c)	750,000	654,956
Houston Galleria Mall Trust 2025-HGLR
Series 2025-HGLR A, 5.462%, due 2/5/45(b)(c)	880,000	882,890
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3 C, 3.424%, due 8/15/49(b)(c)	1,080,000	942,247
Series 2021-2NU B, 2.076%, due 1/5/40(b)(c)	375,000	308,384
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5 D, 3.000%, due 6/13/52	155,000	118,936
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7 C, 4.176%, due 10/15/50(b)(c)	415,000	370,929
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
Series 2015-C22 D, 4.193%, due 4/15/48(b)(c)	715,000	466,483
Morgan Stanley Capital I Trust
Series 2014-150E A, 3.912%, due 9/9/32	1,400,000	1,249,500
Series 2015-420 A, 3.727%, due 10/12/50	440,466	432,622
MSWF Commercial Mortgage Trust
Series 2023-2 AS, 6.491%, due 12/15/56(b)(c)	395,000	420,286
Multifamily Connecticut Avenue Securities Trust
Series 2020-01 CE, 11.965%, (SOFR30A + 7.61%), due 3/25/50(c)	200,000	208,850
ROCK Trust
Series 2024-CNTR E, 8.819%, due 11/13/41	1,300,000	1,372,313
SG Commercial Mortgage Securities Trust
Series 2016-C5 B, 3.933%, due 10/10/48	400,000	375,780
UBS Commercial Mortgage Trust
Series 2018-C9 C, 4.949%, due 3/15/51(b)(c)	440,000	347,415
	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)

Mortgage Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2016-C36 C, 4.117%, due 11/15/59(b)(c)	$300,000	$238,871
Series 2016-NXS6 D, 3.059%, due 11/15/49	630,000	547,290
Series 2017-C40 D, 2.700%, due 10/15/50	1,000,000	822,576
Series 2019-C51 C, 4.289%, due 6/15/52(b)(c)	460,000	393,357
		26,706,868
Total Commercial Mortgage-Backed Securities
(Cost $26,022,215)		26,706,868

Corporate Bonds — 44.6%

Advertising — 0.1%
Lamar Media Corp.
4.875%, due 1/15/29	300,000	291,309
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.000%, due 8/15/27	150,000	147,528
		438,837
Aerospace & Defense — 0.5%
AAR Escrow Issuer LLC
6.750%, due 3/15/29	140,000	143,122
TransDigm, Inc.
5.500%, due 11/15/27	400,000	396,142
6.750%, due 8/15/28	1,000,000	1,017,719
		1,556,983
Agriculture — 0.1%
Darling Ingredients, Inc.
6.000%, due 6/15/30	250,000	248,789

Airlines — 1.1%
American Airlines Class B Pass Through Trust
Series 2021-1, B, 3.950%, due 7/11/30	228,625	213,710
British Airways Class A Pass Through Trust, (United Kingdom)
Series 2021-1, A, 2.900%, due 3/15/35	837,202	744,305
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.500%, due 10/20/25	88,126	87,727
4.750%, due 10/20/28	1,055,000	1,048,362
JetBlue Class AA Pass Through Trust
Series 2019-1, AA, 2.750%, due 5/15/32	745,286	648,476
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500%, due 6/20/27	242,500	244,639
United Airlines Class A Pass Through Trust
Series 20-1, A, 5.875%, due 10/15/27	228,025	231,478
		3,218,697
Auto Manufacturers — 1.5%
Ford Motor Credit Co. LLC
4.125%, due 8/17/27	760,000	736,924
6.054%, due 11/5/31	345,000	343,231
6.950%, due 3/6/26	435,000	442,854
7.200%, due 6/10/30	390,000	411,320
General Motors Financial Co., Inc.
2.350%, due 1/8/31	640,000	539,791
4.300%, due 4/6/29	365,000	352,427
JB Poindexter & Co., Inc.
8.750%, due 12/15/31	325,000	346,152

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Auto Manufacturers (continued)
Nissan Motor Acceptance Co. LLC
1.850%, due 9/16/26	$1,150,000	$1,081,411
PM General Purchaser LLC
9.500%, due 10/1/28(e)	150,000	149,323
		4,403,433
Auto Parts & Equipment — 0.6%
Adient Global Holdings Ltd.
4.875%, due 8/15/26	500,000	499,380
7.500%, due 2/15/33	65,000	65,866
Garrett Motion Holdings, Inc. / Garrett LX I SARL
7.750%, due 5/31/32	200,000	203,763
IHO Verwaltungs GmbH, (Germany)
7.750%, due 11/15/30	500,000	501,355
Real Hero Merger Sub 2, Inc.
6.250%, due 2/1/29	150,000	130,451
Tenneco, Inc.
8.000%, due 11/17/28	250,000	238,637
		1,639,452
Banks — 10.6%
ABN AMRO Bank NV, (Netherlands)
5.515%, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.25%), due 12/3/35(c)	500,000	492,428
Australia & New Zealand Banking Group Ltd., (Australia)
5.204%, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.47%), due 9/30/35(c)	480,000	458,146
5.731%, (5 Year US CMT T-Note + 1.62%), due 9/18/34(c)	610,000	615,375
Banco Santander SA, (Spain)
6.350%, due 3/14/34	200,000	204,350
Bank of America Corp.
2.572%, (SOFR + 1.21%), due 10/20/32(c)	815,000	693,341
2.687%, (SOFR + 1.32%), due 4/22/32(c)	605,000	524,923
Bank of New Zealand, (New Zealand)
5.698%, (5 Year US CMT T-Note + 1.30%), due 1/28/35(c)	745,000	748,242
Barclays PLC, (United Kingdom)
4.375%, (5 Year US CMT T-Note + 3.41%), due 12/15/73(c)	810,000	740,186
4.942%, (SOFR + 1.56%), due 9/10/30(c)	515,000	507,148
8.000%, (5 Year US CMT T-Note + 5.43%), due 12/15/73(c)	195,000	203,213
BNP Paribas SA, (France)
3.052%, (SOFR + 1.51%), due 1/13/31(c)	440,000	396,090
4.625%, (5 Year US CMT T-Note + 3.20%), due 7/12/73(c)	350,000	332,579
BPCE SA, (France)
2.045%, (SOFR + 1.09%), due 10/19/27(c)	1,220,000	1,158,568
6.714%, (SOFR + 2.27%), due 10/19/29(c)	250,000	260,898
Canadian Imperial Bank of Commerce, (Canada)
3.300%, due 4/7/25	465,000	463,977
Citigroup, Inc.
2.520%, (SOFR + 1.18%), due 11/3/32(c)	560,000	470,938
5.411%, (5 Year US CMT T-Note + 1.73%), due 9/19/39(c)	400,000	381,435
Citizens Financial Group, Inc.
3.250%, due 4/30/30	445,000	404,035
	Principal Amount	Value
Corporate Bonds (continued)

Banks (continued)
Comerica, Inc.
5.982%, (SOFR + 2.16%), due 1/30/30(c)	$915,000	$923,976
Cooperatieve Rabobank UA, (Netherlands)
3.649%, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.22%), due 4/6/28(c)	1,045,000	1,017,119
Credit Agricole SA, (France)
4.750%, (5 Year US CMT T-Note + 3.24%), due 3/23/73(c)	440,000	403,529
5.862%, (SOFR + 1.74%), due 1/9/36(c)	760,000	764,782
Deutsche Bank AG/New York NY, (Germany)
2.552%, (SOFR + 1.32%), due 1/7/28(c)	910,000	868,554
3.729%, (SOFR + 2.76%), due 1/14/32(c)	570,000	501,660
Fifth Third Bancorp
4.772%, (SOFR + 2.13%), due 7/28/30(c)	745,000	732,815
4.895%, (SOFR + 1.49%), due 9/6/30(c)	455,000	450,048
First Horizon Bank
5.750%, due 5/1/30	811,000	811,776
Huntington Bancshares, Inc.
5.709%, (SOFR + 1.87%), due 2/2/35(c)	650,000	650,521
6.141%, (5 Year US CMT T-Note + 1.70%), due 11/18/39(c)	755,000	758,047
Huntington National Bank (The)
5.650%, due 1/10/30	631,000	643,591
Intesa Sanpaolo SpA, (Italy)
7.000%, due 11/21/25	830,000	843,908
KBC Group NV, (Belgium)
4.932%, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.07%), due 10/16/30(c)	1,240,000	1,225,722
KeyBank NA
4.150%, due 8/8/25	485,000	483,279
4.900%, due 8/8/32	720,000	684,029
KeyCorp
6.401%, (SOFR + 2.42%), due 3/6/35(c)	320,000	334,913
Lloyds Banking Group PLC, (United Kingdom)
4.582%, due 12/10/25	775,000	772,844
4.650%, due 3/24/26	590,000	587,616
4.976%, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.30%), due 8/11/33(c)	355,000	343,198
M&T Bank Corp.
5.385%, (SOFR + 1.61%), due 1/16/36(c)	430,000	419,248
6.082%, (SOFR + 2.26%), due 3/13/32(c)	410,000	422,075
Morgan Stanley
2.484%, (SOFR + 1.36%), due 9/16/36(c)	1,050,000	863,044
2.511%, (SOFR + 1.20%), due 10/20/32(c)	595,000	503,032
5.516%, (SOFR + 1.71%), due 11/19/55(c)	310,000	300,101
NatWest Group PLC, (United Kingdom)
3.073%, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.55%), due 5/22/28(c)	520,000	499,098
5.778%, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.50%), due 3/1/35(c)	260,000	262,522
Santander Holdings USA, Inc.
6.342%, (SOFR + 2.14%), due 5/31/35(c)	205,000	209,808
6.499%, (SOFR + 2.36%), due 3/9/29(c)	855,000	883,711

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Banks (continued)
Societe Generale SA, (France)
5.375%, (5 Year US CMT T-Note + 4.51%), due 5/18/73(c)	$675,000	$593,652
Synchrony Bank
5.400%, due 8/22/25	715,000	716,694
Truist Financial Corp.
5.153%, (SOFR + 1.57%), due 8/5/32(c)	515,000	510,898
UBS Group AG, (Switzerland)
1.364%, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.08%), due 1/30/27(c)	285,000	275,421
4.375%, (5 Year US CMT T-Note + 3.31%), due 8/10/73(c)	740,000	646,314
4.875%, (5 Year US CMT T-Note + 3.40%), due 8/12/73(c)	150,000	145,629
6.442%, (SOFR + 3.70%), due 8/11/28(c)	550,000	568,325
Westpac Banking Corp., (Australia)
3.020%, (5 Year US CMT T-Note + 1.53%), due 11/18/36(c)	975,000	828,720
		31,506,091
Biotechnology — 0.2%
Amgen, Inc.
5.750%, due 3/2/63	725,000	699,456

Building Materials — 0.7%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.625%, due 12/15/30	375,000	379,305
James Hardie International Finance DAC
5.000%, due 1/15/28	200,000	195,023
Knife River Corp.
7.750%, due 5/1/31	400,000	418,111
Quikrete Holdings, Inc.
6.375%, due 3/1/32	290,000	290,722
6.750%, due 3/1/33	105,000	105,263
Standard Building Solutions, Inc.
6.500%, due 8/15/32	150,000	151,488
Summit Materials LLC / Summit Materials Finance Corp.
6.500%, due 3/15/27	400,000	400,000
		1,939,912
Chemicals — 0.9%
ASP Unifrax Holdings, Inc.
10.425%, due 9/30/29	101,187	101,693
Dow Chemical Co. (The)
5.600%, due 2/15/54(e)	490,000	463,119
GPD Cos., Inc.
10.125%, due 4/1/26	150,000	147,927
Huntsman International LLC
4.500%, due 5/1/29	865,000	827,035
Innophos Holdings, Inc.
11.500%, due 6/15/29	280,000	298,306
NOVA Chemicals Corp., (Canada)
8.500%, due 11/15/28	300,000	318,627
Olympus Water U.S. Holding Corp.
7.125%, due 10/1/27	250,000	253,590
SK Invictus Intermediate II SARL
5.000%, due 10/30/29	400,000	378,130
		2,788,427
Coal — 0.1%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp.
8.625%, due 6/15/29	150,000	158,409
	Principal Amount	Value
Corporate Bonds (continued)

Commercial Services — 0.7%
Alta Equipment Group, Inc.
9.000%, due 6/1/29	$100,000	$96,902
Belron UK Finance PLC, (United Kingdom)
5.750%, due 10/15/29	250,000	247,756
Graham Holdings Co.
5.750%, due 6/1/26	475,000	475,052
NES Fircroft Bondco A/S, (United Kingdom)
8.000%, due 9/30/29	125,000	123,575
NESCO Holdings II, Inc.
5.500%, due 4/15/29	300,000	283,549
TriNet Group, Inc.
3.500%, due 3/1/29	200,000	183,986
United Rentals North America, Inc.
3.875%, due 2/15/31	200,000	182,186
Williams Scotsman, Inc.
4.625%, due 8/15/28	600,000	589,503
		2,182,509
Computers — 0.4%
Dell International LLC / EMC Corp.
3.375%, due 12/15/41	650,000	475,409
Diebold Nixdorf, Inc.
7.750%, due 3/31/30	200,000	207,037
Insight Enterprises, Inc.
6.625%, due 5/15/32	165,000	167,763
McAfee Corp.
7.375%, due 2/15/30	250,000	246,297
		1,096,506
Cosmetics/Personal Care — 0.6%
Coty, Inc. /HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.750%, due 1/15/29	1,420,000	1,368,330
Edgewell Personal Care Co.
5.500%, due 6/1/28	450,000	443,675
Perrigo Finance Unlimited Co.
Series USD, 6.125%, due 9/30/32	100,000	98,062
		1,910,067
Distribution/Wholesale — 0.3%
Gates Corp.
6.875%, due 7/1/29	200,000	204,550
Ritchie Bros Holdings, Inc., (Canada)
7.750%, due 3/15/31	500,000	526,487
Velocity Vehicle Group LLC
8.000%, due 6/1/29	200,000	208,350
		939,387
Diversified Financial Services — 3.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland)
3.000%, due 10/29/28	200,000	186,320
AG Issuer LLC
6.250%, due 3/1/28	300,000	299,173
Air Lease Corp.
3.250%, due 3/1/25	460,000	459,456
Ally Financial, Inc.
6.992%, (SOFR + 3.26%), due 6/13/29(c)	465,000	487,842
8.000%, due 11/1/31	300,000	336,589
Aretec Group, Inc.
7.500%, due 4/1/29	125,000	125,319
Aviation Capital Group LLC
1.950%, due 1/30/26	965,000	938,158
Avolon Holdings Funding Ltd., (Ireland)
2.125%, due 2/21/26	615,000	596,843
2.875%, due 2/15/25	525,000	524,607
5.750%, due 11/15/29(e)	890,000	900,757

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Diversified Financial Services (continued)
Cantor Fitzgerald LP
7.200%, due 12/12/28	$755,000	$793,639
Capital One Financial Corp.
6.312%, (SOFR + 2.64%), due 6/8/29(c)	775,000	803,147
Jane Street Group / JSG Finance, Inc.
7.125%, due 4/30/31	550,000	568,431
Macquarie Airfinance Holdings Ltd., (United Kingdom)
6.400%, due 3/26/29	850,000	875,895
PennyMac Financial Services, Inc.
4.250%, due 2/15/29	250,000	233,975
5.750%, due 9/15/31	100,000	95,664
Planet Financial Group LLC
10.500%, due 12/15/29	150,000	154,299
StoneX Group, Inc.
7.875%, due 3/1/31	375,000	394,893
		8,775,007
Electric — 4.1%
AEP Texas, Inc.
3.450%, due 5/15/51	745,000	498,319
5.250%, due 5/15/52	260,000	232,714
Algonquin Power & Utilities Corp., (Canada)
5.365%, due 6/15/26	950,000	954,758
Alpha Generation LLC
6.750%, due 10/15/32	225,000	227,499
Arizona Public Service Co.
5.700%, due 8/15/34	575,000	580,393
6.350%, due 12/15/32	665,000	702,497
Baltimore Gas and Electric Co.
4.550%, due 6/1/52	720,000	596,877
Clearway Energy Operating LLC
4.750%, due 3/15/28	425,000	411,174
Commonwealth Edison Co.
5.300%, due 2/1/53	335,000	313,600
5.650%, due 6/1/54	120,000	117,659
Edison International
5.250%, due 3/15/32(e)	850,000	772,210
7.875%, (5 Year US CMT T-Note + 3.66%), due 6/15/54(c)	470,000	438,644
Enel Finance International NV, (Italy)
5.125%, due 6/26/29	890,000	890,560
Eversource Energy
5.950%, due 7/15/34	430,000	441,284
Indianapolis Power & Light Co.
5.650%, due 12/1/32	370,000	376,196
Lightning Power LLC
7.250%, due 8/15/32	400,000	413,144
NextEra Energy Operating Partners LP
3.875%, due 10/15/26	100,000	95,758
NRG Energy, Inc.
5.750%, due 1/15/28	100,000	100,154
6.000%, due 2/1/33	250,000	244,260
PG&E Corp.
7.375%, (5 Year US CMT T-Note + 3.88%), due 3/15/55(c)	150,000	145,740
Puget Energy, Inc.
4.224%, due 3/15/32	855,000	781,193
Puget Sound Energy, Inc.
5.685%, due 6/15/54	395,000	388,635
Southern California Edison Co.
5.700%, due 3/1/53	270,000	247,036
TransAlta Corp., (Canada)
7.750%, due 11/15/29	415,000	430,857
	Principal Amount	Value
Corporate Bonds (continued)

Electric (continued)
Virginia Electric and Power Co.
5.450%, due 4/1/53	$280,000	$264,636
Series C, 4.625%, due 5/15/52	500,000	417,793
Vistra Corp.
8.000%, (5 Year US CMT T-Note + 6.93%), due 4/15/73(c)	200,000	205,053
Vistra Operations Co. LLC
5.500%, due 9/1/26	350,000	349,856
5.625%, due 2/15/27	500,000	499,912
		12,138,411
Electrical Components & Equipment — 0.0%(a)
EnerSys
6.625%, due 1/15/32	100,000	101,265

Electronics — 0.1%
Sensata Technologies BV
5.875%, due 9/1/30	350,000	344,396

Energy-Alternate Sources — 0.1%
XPLR Infrastructure LP
0.000%, due 11/15/25(f)	250,000	237,250

Engineering & Construction — 0.3%
Arcosa, Inc.
4.375%, due 4/15/29	425,000	401,455
Artera Services LLC
8.500%, due 2/15/31	100,000	98,805
TopBuild Corp.
3.625%, due 3/15/29	200,000	184,887
4.125%, due 2/15/32	200,000	178,911
Weekley Homes LLC / Weekley Finance Corp.
4.875%, due 9/15/28	150,000	143,649
		1,007,707
Entertainment — 1.0%
Boyne USA, Inc.
4.750%, due 5/15/29	250,000	237,648
Caesars Entertainment, Inc.
6.000%, due 10/15/32	200,000	194,512
Churchill Downs, Inc.
5.500%, due 4/1/27	375,000	373,098
5.750%, due 4/1/30	875,000	864,372
Light & Wonder International, Inc.
7.500%, due 9/1/31	200,000	208,358
Live Nation Entertainment, Inc.
4.750%, due 10/15/27	500,000	490,068
Merlin Entertainments Ltd., (United Kingdom)
5.750%, due 6/15/26	430,000	435,181
Motion Bondco DAC, (United Kingdom)
6.625%, due 11/15/27	200,000	192,626
		2,995,863
Environmental Control — 0.0%(a)
Waste Pro USA, Inc.
7.000%, due 2/1/33	50,000	50,556

Food — 1.0%
Chobani Holdco II LLC
8.750%, due 10/1/29	200,000	216,607
MARB BondCo PLC, (Brazil)
3.950%, due 1/29/31	1,010,000	860,668
Performance Food Group, Inc.
4.250%, due 8/1/29	250,000	235,046

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Food (continued)
5.500%, due 10/15/27	$200,000	$198,921
Post Holdings, Inc.
5.500%, due 12/15/29	275,000	269,221
Simmons Foods Inc/Simmons Prepared Foods, Inc. /Simmons Pet Food, Inc./Simmons Feed
4.625%, due 3/1/29	500,000	465,983
Smithfield Foods, Inc.
3.000%, due 10/15/30	170,000	149,126
4.250%, due 2/1/27	715,000	700,629
		3,096,201
Forest Products & Paper — 0.4%
Mercer International, Inc., (Germany)
5.125%, due 2/1/29(e)	400,000	354,823
Suzano Austria GmbH, (Brazil)
3.750%, due 1/15/31	805,000	716,626
		1,071,449
Gas — 0.5%
AltaGas Ltd., (Canada)
7.200%, (5 Year US CMT T-Note + 3.57%), due 10/15/54(c)	200,000	200,961
Boston Gas Co.
3.757%, due 3/16/32	275,000	246,816
Brooklyn Union Gas Co. (The)
4.866%, due 8/5/32	910,000	866,818
6.388%, due 9/15/33	225,000	234,998
		1,549,593
Healthcare-Products — 0.2%
Hologic, Inc.
3.250%, due 2/15/29	150,000	137,889
Varex Imaging Corp.
7.875%, due 10/15/27	400,000	413,816
		551,705
Healthcare-Services — 0.5%
Acadia Healthcare Co., Inc.
5.000%, due 4/15/29	150,000	142,635
DaVita, Inc.
4.625%, due 6/1/30	200,000	186,089
Encompass Health Corp.
4.625%, due 4/1/31	75,000	70,197
LifePoint Health, Inc.
5.375%, due 1/15/29	225,000	199,167
8.375%, due 2/15/32	110,000	111,025
11.000%, due 10/15/30	250,000	276,418
Tenet Healthcare Corp.
6.125%, due 6/15/30	400,000	401,440
		1,386,971
Holding Companies-Divers — 0.3%
Benteler International AG, (Austria)
10.500%, due 5/15/28	200,000	212,630
Stena International SA, (Sweden)
7.625%, due 2/15/31	750,000	776,304
		988,934
Home Builders — 0.1%
Installed Building Products, Inc.
5.750%, due 2/1/28	200,000	197,234
Winnebago Industries, Inc.
6.250%, due 7/15/28	200,000	198,952
		396,186
Household Products/Wares — 0.2%
Central Garden & Pet Co.
5.125%, due 2/1/28	450,000	441,485

	Principal Amount	Value
Corporate Bonds (continued)

Housewares — 0.2%
Newell Brands, Inc.
6.625%, due 5/15/32	$200,000	$201,975
Scotts Miracle-Gro Co. (The)
4.000%, due 4/1/31	150,000	133,092
4.375%, due 2/1/32	250,000	223,222
		558,289
Insurance — 0.4%
Athene Holding Ltd.
6.625%, (5 Year US CMT T-Note + 2.61%), due 10/15/54(c)	185,000	184,087
Beacon Funding Trust
6.266%, due 8/15/54	610,000	593,186
HUB International Ltd.
7.250%, due 6/15/30	150,000	155,097
MGIC Investment Corp.
5.250%, due 8/15/28	200,000	198,357
Ryan Specialty LLC
5.875%, due 8/1/32	200,000	198,176
		1,328,903
Internet — 0.3%
Cars.com, Inc.
6.375%, due 11/1/28	200,000	200,084
Go Daddy Operating Co LLC / GD Finance Co., Inc.
5.250%, due 12/1/27	450,000	445,893
Match Group Holdings II LLC
5.000%, due 12/15/27	300,000	293,967
		939,944
Iron/Steel — 0.2%
Mineral Resources Ltd., (Australia)
8.500%, due 5/1/30	450,000	465,562
9.250%, due 10/1/28	250,000	264,411
		729,973
Lodging — 0.8%
Hilton Domestic Operating Co., Inc.
3.625%, due 2/15/32	400,000	351,715
4.875%, due 1/15/30	500,000	484,233
Hyatt Hotels Corp.
5.250%, due 6/30/29	1,020,000	1,024,162
Studio City Finance Ltd., (Macau)
5.000%, due 1/15/29	490,000	446,495
		2,306,605
Machinery-Diversified — 0.4%
AGCO Corp.
5.800%, due 3/21/34	720,000	722,789
Maxim Crane Works Holdings Capital LLC
11.500%, due 9/1/28	175,000	184,338
TK Elevator U.S. Newco, Inc., (Germany)
5.250%, due 7/15/27	400,000	395,532
		1,302,659
Media — 1.3%
Cable One, Inc.
0.000%, due 3/15/26(f)	200,000	187,500
1.125%, due 3/15/28	100,000	82,440
CCO Holdings LLC / CCO Holdings Capital Corp.
4.500%, due 5/1/32	550,000	477,074
5.000%, due 2/1/28	200,000	194,684
CSC Holdings LLC
5.500%, due 4/15/27	350,000	324,089
5.750%, due 1/15/30	200,000	116,078
Gray Media, Inc.
10.500%, due 7/15/29	150,000	157,024

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Media (continued)
LCPR Senior Secured Financing DAC, (Puerto Rico)
6.750%, due 10/15/27	$200,000	$183,038
News Corp.
5.125%, due 2/15/32	300,000	286,271
Sinclair Television Group, Inc.
8.125%, due 2/15/33	125,000	125,695
Sirius XM Radio LLC
5.000%, due 8/1/27	400,000	392,785
Time Warner Cable LLC
6.750%, due 6/15/39	635,000	635,148
Virgin Media Secured Finance PLC, (United Kingdom)
5.500%, due 5/15/29	200,000	191,493
Virgin Media Vendor Financing Notes IV DAC, (United Kingdom)
5.000%, due 7/15/28	235,000	224,294
Ziggo BV, (Netherlands)
4.875%, due 1/15/30	275,000	257,607
		3,835,220
Metal Fabricate/Hardware — 0.2%
Advanced Drainage Systems, Inc.
6.375%, due 6/15/30	300,000	302,789
Vallourec SACA, (France)
7.500%, due 4/15/32	200,000	208,434
		511,223
Mining — 0.6%
Century Aluminum Co.
7.500%, due 4/1/28	400,000	403,889
First Quantum Minerals Ltd., (Zambia)
9.375%, due 3/1/29	300,000	317,049
IAMGOLD Corp., (Burkina Faso)
5.750%, due 10/15/28	250,000	244,889
WE Soda Investments Holding PLC, (Turkey)
9.375%, due 2/14/31	765,000	785,292
		1,751,119
Miscellaneous Manufacturing — 0.5%
Amsted Industries, Inc.
5.625%, due 7/1/27	500,000	496,640
Calderys Financing II LLC
11.750%, due 6/1/28	200,000	206,843
Calderys Financing LLC, (France)
11.250%, due 6/1/28	100,000	107,010
Enpro, Inc.
5.750%, due 10/15/26	500,000	498,645
LSB Industries, Inc.
6.250%, due 10/15/28	100,000	98,487
		1,407,625
Oil & Gas — 1.4%
Diamond Foreign Asset Co. / Diamond Finance LLC
8.500%, due 10/1/30	200,000	208,462
Encino Acquisition Partners Holdings LLC
8.500%, due 5/1/28	415,000	426,331
Gulfport Energy Operating Corp.
6.750%, due 9/1/29	200,000	203,525
Hilcorp Energy I LP / Hilcorp Finance Co.
6.000%, due 2/1/31	300,000	284,211
Matador Resources Co.
6.875%, due 4/15/28	150,000	152,769
Moss Creek Resources Holdings, Inc.
8.250%, due 9/1/31	325,000	323,923
	Principal Amount	Value
Corporate Bonds (continued)

Oil & Gas (continued)
NewCo Holding USD 20 SARL, (Brazil)
9.375%, due 11/7/29	$200,000	$203,955
Noble Finance II LLC
8.000%, due 4/15/30	200,000	203,489
Parkland Corp., (Canada)
4.625%, due 5/1/30	500,000	465,386
Permian Resources Operating LLC
5.875%, due 7/1/29	450,000	446,644
Range Resources Corp.
4.750%, due 2/15/30	150,000	142,658
Rockcliff Energy II LLC
5.500%, due 10/15/29	250,000	237,396
Talos Production, Inc.
9.000%, due 2/1/29	50,000	51,997
9.375%, due 2/1/31	325,000	337,693
Transocean, Inc.
8.750%, due 2/15/30	212,500	221,630
Viper Energy, Inc.
7.375%, due 11/1/31	125,000	130,734
Wildfire Intermediate Holdings LLC
7.500%, due 10/15/29	200,000	197,410
		4,238,213
Packaging & Containers — 0.2%
Berry Global, Inc.
4.875%, due 7/15/26	352,000	350,961
Sealed Air Corp/Sealed Air Corp. U.S.
6.125%, due 2/1/28	150,000	151,360
		502,321
Pharmaceuticals — 0.9%
Bausch Health Cos., Inc.
5.500%, due 11/1/25	300,000	294,375
9.000%, due 12/15/25	175,000	169,697
BellRing Brands, Inc.
7.000%, due 3/15/30	200,000	207,311
CVS Pass-Through Trust
5.926%, due 1/10/34	113,330	112,539
Endo Finance Holdings, Inc.
8.500%, due 4/15/31	200,000	213,931
Jazz Securities DAC
4.375%, due 1/15/29	950,000	904,928
Organon & Co / Organon Foreign Debt Co.-Issuer BV
4.125%, due 4/30/28	550,000	521,664
5.125%, due 4/30/31	200,000	181,047
		2,605,492
Pipelines — 1.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.750%, due 1/15/28	300,000	298,952
Buckeye Partners LP
6.750%, due 2/1/30	45,000	45,778
6.875%, due 7/1/29	250,000	255,941
DT Midstream, Inc.
4.375%, due 6/15/31	200,000	184,992
Global Partners LP / GLP Finance Corp.
6.875%, due 1/15/29(e)	150,000	152,132
Hess Midstream Operations LP
5.500%, due 10/15/30	300,000	296,206
5.625%, due 2/15/26	250,000	250,085
ITT Holdings LLC
6.500%, due 8/1/29	250,000	233,652
New Fortress Energy, Inc.
6.500%, due 9/30/26	150,000	146,257

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Pipelines (continued)
NuStar Logistics LP
5.750%, due 10/1/25	$500,000	$501,008
Plains All American Pipeline LP
Series B, 8.895%, (TSFR3M + 4.37%), due 11/15/73(c)	550,000	547,967
Rockies Express Pipeline LLC
4.950%, due 7/15/29	500,000	479,350
South Bow Canadian Infrastructure Holdings Ltd., (Canada)
7.625%, (5 Year US CMT T-Note + 3.95%), due 3/1/55(c)	150,000	154,271
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.500%, due 1/15/28	600,000	586,918
		4,133,509
REITS — 1.6%
Alexandria Real Estate Equities, Inc.
3.375%, due 8/15/31	360,000	323,863
American Homes 4 Rent LP
2.375%, due 7/15/31	905,000	763,768
GLP Capital LP / GLP Financing II, Inc.
4.000%, due 1/15/30	930,000	870,464
Host Hotels & Resorts LP
5.700%, due 7/1/34	785,000	779,270
Invitation Homes Operating Partnership LP
2.000%, due 8/15/31	585,000	479,357
MPT Operating Partnership LP / MPT Finance Corp.
5.000%, due 10/15/27	150,000	134,330
8.500%, due 2/15/32	75,000	76,163
RHP Hotel Properties LP / RHP Finance Corp.
4.500%, due 2/15/29	250,000	238,390
6.500%, due 4/1/32	150,000	151,141
7.250%, due 7/15/28	100,000	103,685
Starwood Property Trust, Inc.
4.375%, due 1/15/27	250,000	242,807
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
4.750%, due 4/15/28	200,000	189,957
10.500%, due 2/15/28	300,000	320,755
		4,673,950
Retail — 1.5%
1011778 BC ULC / New Red Finance, Inc., (Canada)
3.875%, due 1/15/28	250,000	238,590
4.000%, due 10/15/30	500,000	452,772
6.125%, due 6/15/29	100,000	101,362
Arcos Dorados BV, (Brazil)
6.375%, due 1/29/32	820,000	821,148
Asbury Automotive Group, Inc.
4.750%, due 3/1/30	250,000	237,365
5.000%, due 2/15/32(e)	150,000	140,348
AutoNation, Inc.
4.750%, due 6/1/30	313,000	304,876
LCM Investments Holdings II LLC
4.875%, due 5/1/29	600,000	568,966
Patrick Industries, Inc.
4.750%, due 5/1/29	145,000	138,183
PetSmart, Inc. / PetSmart Finance Corp.
7.750%, due 2/15/29	275,000	274,112
Saks Global Enterprises LLC
11.000%, due 12/15/29	675,000	646,383
	Principal Amount	Value
Corporate Bonds (continued)

Retail (continued)
Yum! Brands, Inc.
4.625%, due 1/31/32	$350,000	$325,878
5.375%, due 4/1/32	100,000	97,798
		4,347,781
Savings & Loans — 0.3%
Nationwide Building Society, (United Kingdom)
2.972%, (SOFR + 1.29%), due 2/16/28(c)	960,000	921,687

Software — 1.1%
Clarivate Science Holdings Corp.
3.875%, due 7/1/28	250,000	235,549
4.875%, due 7/1/29	250,000	234,345
Cloud Software Group, Inc.
6.500%, due 3/31/29	500,000	491,494
MSCI, Inc.
3.250%, due 8/15/33	360,000	304,317
Open Text Holdings, Inc., (Canada)
4.125%, due 2/15/30	400,000	366,783
4.125%, due 12/1/31	235,000	210,627
PTC, Inc.
4.000%, due 2/15/28	100,000	95,957
SS&C Technologies, Inc.
5.500%, due 9/30/27	500,000	498,697
6.500%, due 6/1/32	300,000	304,908
UKG, Inc.
6.875%, due 2/1/31	450,000	459,432
		3,202,109
Telecommunications — 0.6%
AT&T, Inc.
3.500%, due 9/15/53	585,000	395,063
Frontier Communications Holdings LLC
5.875%, due 10/15/27	300,000	300,086
Iliad Holding SASU, (France)
8.500%, due 4/15/31	215,000	230,874
Level 3 Financing, Inc.
10.500%, due 4/15/29	250,000	280,034
Windstream Services LLC / Windstream Escrow Finance Corp.
8.250%, due 10/1/31	425,000	439,884
		1,645,941
Transportation — 0.1%
Watco Cos. LLC / Watco Finance Corp.
7.125%, due 8/1/32	200,000	207,331

Water — 0.4%
Aegea Finance Sarl, (Brazil)
9.000%, due 1/20/31	829,000	862,457
American Water Capital Corp.
3.250%, due 6/1/51	460,000	306,474
		1,168,931

Total Corporate Bonds
(Cost $132,961,295)		132,178,759

Foreign Government Obligation — 0.2%
Colombia Government International Bond, (Colombia)
7.500%, due 2/2/34
(Cost $665,833)	660,000	653,125

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)
January 31, 2025 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies — 31.2%

Mortgage Securities — 19.8%
Fannie Mae Interest Strip
Series 2022-426 C32, 1.500%, due 2/25/52(d)	$2,680,973	$255,653
Series 2023-429 C5, 3.000%, due 10/25/52(d)	1,943,535	332,586
Series 2023-438 C34, 6.000%, due 8/25/53(d)	1,297,490	318,909
Series 2024-440 C46, 4.000%, due 10/25/53(d)	2,200,899	482,160
Fannie Mae Pool
Series 2020-FM5299, 3.500%, due 11/1/50	236,102	209,738
Series 2021-MA4492, 2.000%, due 12/1/51	1,292,028	1,009,989
Series 2022-CB3155, 2.000%, due 3/1/52	379,916	296,441
Series 2022-MA4562, 2.000%, due 3/1/52	874,610	682,327
Series 2022-MA4626, 4.000%, due 6/1/52	1,185,225	1,086,116
Series 2023-FP0087, 2.000%, due 10/1/50	1,694,691	1,327,187
Series 2023-FS3603, 5.500%, due 8/1/53	606,411	603,182
Series 2023-FS5641, 6.000%, due 8/1/53	401,173	406,718
Series 2023-FS5758, 6.000%, due 9/1/53	576,083	584,600
Series 2023-FS6211, 6.000%, due 11/1/53	195,511	198,920
Series 2023-FS6542, 6.500%, due 12/1/53	57,055	58,765
Series 2023-MA4918, 5.000%, due 2/1/53	585,826	567,356
Series 2023-MA4919, 5.500%, due 2/1/53	471,837	466,973
Series 2023-MA5108, 6.000%, due 8/1/53	2,215,970	2,236,436
Series 2023-MA5139, 6.000%, due 9/1/53	450,814	454,817
Series 2024-FS7587, 5.500%, due 4/1/54	623,861	618,946
Series 2024-FS8275, 5.500%, due 6/1/54	2,133,727	2,108,001
Series 2024-FS9453, 4.500%, due 8/1/53	814,109	767,712
Series 2024-MA5353, 5.500%, due 5/1/54	537,559	531,078
Fannie Mae REMICS
Series 2016-19 SD, 1.635%, (SOFR30A + 5.99%), due 4/25/46(c)(d)	1,317,671	96,866
Series 2016-57 SN, 1.585%, (SOFR30A + 5.94%), due 6/25/46(c)(d)	573,033	53,265
Series 2019-32 SB, 1.585%, (SOFR30A + 5.94%), due 6/25/49(c)(d)	955,304	89,802
Series 2020-70 SD, 1.785%, (SOFR30A + 6.14%), due 10/25/50(c)(d)	772,780	104,236
Series 2021-12 JI, 2.500%, due 3/25/51(d)	601,721	92,177
Series 2021-34 IS, 0.000%, (SOFR30A + 2.91%), due 11/25/42(c)(d)	2,459,794	43,691
Series 2021-34 MI, 2.500%, due 3/25/51(d)	858,957	112,407
Series 2021-40 SI, 1.485%, (SOFR30A + 5.84%), due 9/25/47(c)(d)	939,715	77,498
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
Series 2021-54 HI, 2.500%, due 6/25/51(d)	$175,859	$22,075
Series 2021-8 ID, 3.500%, due 3/25/51(d)	701,891	158,646
Series 2021-95 KI, 2.500%, due 4/25/51(d)	2,368,231	371,787
Series 2022-10 SA, 1.399%, (SOFR30A + 5.75%), due 2/25/52(c)(d)	780,109	98,803
Series 2023-24 OQ, 0.000%, due 7/25/54(f)(g)	454,606	378,049
Series 2024-48 SB, 1.549%, (SOFR30A + 5.90%), due 7/25/54(c)(d)	3,799,028	248,662
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2024-K758 A2, 4.680%, due 10/25/31(b)(c)	1,260,000	1,252,615
Freddie Mac Pool
Series 2022-RA6622, 2.500%, due 1/1/52	865,413	713,768
Series 2022-SD8215, 4.000%, due 5/1/52	242,353	222,088
Series 2022-SD8220, 3.000%, due 6/1/52	2,595,704	2,208,810
Series 2022-SD8243, 3.500%, due 9/1/52	3,309,168	2,933,409
Series 2022-SD8257, 4.500%, due 10/1/52	1,477,580	1,393,318
Series 2023-SD3392, 5.500%, due 7/1/53	300,347	298,748
Series 2023-SD3770, 2.500%, due 3/1/52	195,516	160,918
Series 2023-SD4026, 6.000%, due 10/1/53	210,798	213,745
Series 2023-SD4268, 6.000%, due 11/1/53	200,877	204,202
Series 2023-SD4471, 6.500%, due 12/1/53	103,614	107,095
Series 2024-SD5040, 5.500%, due 3/1/54	620,214	615,611
Series 2024-SD5184, 4.000%, due 3/1/53	1,072,385	982,713
Series 2024-SD6766, 5.500%, due 11/1/54	382,673	378,656
Series 2024-SD8407, 5.000%, due 3/1/54	694,784	671,176
Freddie Mac REMICS
Series 2017-4710 WZ, 3.500%, due 8/15/47	544,278	486,824
Series 2017-4725 WZ, 3.500%, due 11/15/47	966,280	860,105
Series 2020-4993 KS, 1.585%, (SOFR30A + 5.94%), due 7/25/50(c)(d)	1,440,078	176,408
Series 2020-4994 TS, 1.635%, (SOFR30A + 5.99%), due 7/25/50(c)(d)	747,678	75,782
Series 2020-5013 DI, 3.000%, due 9/25/50(d)	1,642,147	308,756
Series 2020-5021 SA, 0.000%, (SOFR30A + 3.55%), due 10/25/50(c)(d)	775,274	14,261
Series 2020-5031 IQ, 2.500%, due 10/25/50(d)	489,822	74,895
Series 2020-5038 IB, 2.500%, due 10/25/50(d)	479,078	74,214
Series 2020-5040 IO, 3.500%, due 11/25/50(d)	706,456	133,661
Series 2021-5070 PI, 3.000%, due 8/25/50(d)	816,255	143,225

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)
January 31, 2025 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
Series 2021-5092 XA, 1.000%, due 1/15/41	$380,157	$319,433
Series 2021-5149 LI, 2.500%, due 10/25/51(d)	1,627,881	185,822
Series 2022-5191 IO, 3.500%, due 9/25/50(d)	842,236	157,311
Series 2023-5304 UB, 4.000%, due 2/25/52	343,637	313,145
Series 2023-5315 OQ, 0.000%, due 1/25/55(f)(g)	348,050	286,285
Series 2023-5326 QO, 0.000%, due 9/25/50(f)(g)	342,276	224,520
Series 2023-5328 JY, 0.250%, due 9/25/50	722,472	477,415
Series 2023-5351 DO, 0.000%, due 9/25/53(f)(g)	437,695	353,814
Series 2023-5351 EO, 0.000%, due 10/25/53(f)(g)	301,256	247,395
Series 2023-5363, 0.000%, due 12/25/53(f)(g)	382,054	319,276
Series 2024-5468 QS, 0.349%, (SOFR30A + 4.70%), due 5/25/54(c)(d)	8,470,092	208,547
Series 2024-5471 SK, 0.999%, (SOFR30A + 5.35%), due 8/25/54(c)(d)	6,040,598	266,135
Series 2024-5472 SB, 0.999%, (SOFR30A + 5.35%), due 11/25/54(c)(d)	5,997,821	247,955
Freddie Mac STACR REMIC Trust
Series 2020-DNA2 B2, 9.265%, (SOFR30A + 4.91%), due 2/25/50(c)	365,000	392,695
Series 2020-DNA6 B1, 7.351%, (SOFR30A + 3.00%), due 12/25/50(c)	635,000	686,470
Series 2020-HQA1 B2, 9.565%, (SOFR30A + 5.21%), due 1/25/50(c)	975,000	1,076,955
Series 2020-HQA5 B1, 8.351%, (SOFR30A + 4.00%), due 11/25/50(c)	1,295,000	1,475,248
Series 2021-DNA2 B1, 7.751%, (SOFR30A + 3.40%), due 8/25/33(c)	615,000	686,684
Series 2021-DNA2 B2, 10.351%, (SOFR30A + 6.00%), due 8/25/33(c)	445,000	543,281
Series 2021-DNA5 B2, 9.851%, (SOFR30A + 5.50%), due 1/25/34(c)	730,000	864,347
Series 2021-HQA1 B1, 7.351%, (SOFR30A + 3.00%), due 8/25/33(c)	765,000	843,175
Series 2021-HQA1 B2, 9.351%, (SOFR30A + 5.00%), due 8/25/33(c)	720,000	825,570
Series 2021-HQA2 B2, 9.801%, (SOFR30A + 5.45%), due 12/25/33(c)	410,000	482,668
Freddie Mac STACR Trust
Series 2019-HQA3 B2, 11.965%, (SOFR30A + 7.61%), due 9/25/49(c)	1,090,000	1,237,496
Freddie Mac Strips
Series 2012-272, 0.000%, due 8/15/42(f)(g)	489,497	365,828
Series 2013-311, 0.000%, due 8/15/43(f)(g)	150,764	109,012
Series 2013-311 S1, 1.429%, (SOFR30A + 5.84%), due 8/15/43(c)(d)	764,067	67,346
Series 2023-402, 0.000%, due 9/25/53(f)(g)	502,378	407,945
Government National Mortgage Association
Series 2019-128 KF, 3.500%, (TSFR1M + 0.76%), due 10/20/49(c)	246,683	218,016
Series 2019-128 YF, 3.500%, (TSFR1M + 0.76%), due 10/20/49(c)	251,892	222,502
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
Series 2019-159 P, 2.500%, due 9/20/49	$556,674	$474,695
Series 2019-92 GF, 3.500%, (TSFR1M + 0.80%), due 7/20/49(c)	235,047	206,748
Series 2020-1 YF, 3.500%, (TSFR1M + 0.78%), due 1/20/50(c)	464,980	405,595
Series 2020-1 YS, 0.000%, (TSFR1M + 2.72%), due 1/20/50(c)(d)	1,281,570	6,849
Series 2020-129 SB, 0.000%, (TSFR1M + 3.09%), due 9/20/50(c)(d)	1,721,997	13,406
Series 2020-146 KI, 2.500%, due 10/20/50(d)	1,390,030	192,751
Series 2020-146 SA, 1.887%, (TSFR1M + 6.19%), due 10/20/50(c)(d)	836,616	105,281
Series 2020-168 IA, 0.979%, due 12/16/62(b)(c)(d)	1,507,977	108,723
Series 2020-175 CS, 1.887%, (TSFR1M + 6.19%), due 11/20/50(c)(d)	920,934	110,620
Series 2020-189 SU, 1.887%, (TSFR1M + 6.19%), due 12/20/50(c)(d)	590,771	78,616
Series 2020-34 SC, 1.637%, (TSFR1M + 5.94%), due 3/20/50(c)(d)	896,897	100,423
Series 2021-1 IT, 3.000%, due 1/20/51(d)	1,248,068	212,288
Series 2021-1 PI, 2.500%, due 12/20/50(d)	722,772	89,061
Series 2021-122 HS, 1.887%, (TSFR1M + 6.19%), due 7/20/51(c)(d)	1,115,685	133,010
Series 2021-146 IN, 3.500%, due 8/20/51(d)	1,062,651	189,229
Series 2021-158 SB, 0.000%, (SOFR30A + 3.70%), due 9/20/51(c)(d)	951,880	23,506
Series 2021-16 AS, 0.000%, (TSFR1M + 2.64%), due 1/20/51(c)(d)	2,227,559	8,368
Series 2021-179 SA, 1.887%, (TSFR1M + 6.19%), due 11/20/50(c)(d)	1,319,018	164,374
Series 2021-188 IO, 2.500%, due 10/20/51(d)	3,416,319	544,759
Series 2021-205 DS, 0.000%, (SOFR30A + 3.20%), due 11/20/51(c)(d)	3,050,503	35,451
Series 2021-226 SA, 0.000%, (SOFR30A + 1.70%), due 12/20/51(c)(d)	1,527,164	1,876
Series 2021-29 AS, 0.000%, (SOFR30A + 2.70%), due 2/20/51(c)(d)	2,148,565	22,048
Series 2021-42 BI, 2.500%, due 3/20/51(d)	565,294	78,775
Series 2021-46 QS, 1.887%, (TSFR1M + 6.19%), due 3/20/51(c)(d)	520,245	67,472
Series 2021-46 TS, 1.887%, (TSFR1M + 6.19%), due 3/20/51(c)(d)	665,729	86,882
Series 2021-47 IO, 0.992%, due 3/16/61(b)(c)(d)	3,510,559	236,906
Series 2021-49 SB, 1.887%, (TSFR1M + 6.19%), due 3/20/51(c)(d)	764,145	99,668
Series 2021-57 SA, 1.887%, (TSFR1M + 6.19%), due 3/20/51(c)(d)	1,999,374	236,283
Series 2021-57 SD, 1.887%, (TSFR1M + 6.19%), due 3/20/51(c)(d)	2,096,858	247,508
Series 2021-67 PI, 3.000%, due 4/20/51(d)	720,897	120,291
Series 2021-74 HI, 3.000%, due 4/20/51(d)	169,884	26,077
Series 2021-97 SA, 0.000%, (SOFR30A + 2.60%), due 6/20/51(c)(d)	4,321,416	35,805
Series 2021-97 SM, 1.887%, (TSFR1M + 6.19%), due 6/20/51(c)(d)	1,194,851	161,187

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)
January 31, 2025 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
Series 2021-98 IN, 3.000%, due 6/20/51(d)	$575,216	$101,471
Series 2022-1 IA, 2.500%, due 6/20/50(d)	344,638	44,051
Series 2022-101 SB, 0.000%, (SOFR30A + 3.30%), due 6/20/52(c)(d)	1,163,475	6,764
Series 2022-107 SA, 0.000%, (SOFR30A + 3.47%), due 6/20/52(c)(d)	5,873,676	68,797
Series 2022-113 Z, 2.000%, due 9/16/61	631,788	327,844
Series 2022-137 S, 1.887%, (TSFR1M + 6.19%), due 7/20/51(c)(d)	1,171,111	141,911
Series 2022-185 DI, 1.022%, due 10/16/65(b)(c)(d)	1,299,820	93,785
Series 2022-34 HS, 0.000%, (SOFR30A + 4.10%), due 2/20/52(c)(d)	2,212,542	78,999
Series 2022-69 FA, 4.500%, (SOFR30A + 0.75%), due 4/20/52(c)	220,974	206,648
Series 2022-78 S, 0.000%, (SOFR30A + 3.70%), due 4/20/52(c)(d)	1,156,386	14,004
Series 2022-87 SA, 0.000%, (SOFR30A + 3.30%), due 5/20/52(c)(d)	2,325,890	13,523
Series 2023-101 KO, 0.000%, due 1/20/51(f)(g)	1,115,045	741,371
Series 2023-114 MO, 0.000%, due 8/20/53(f)(g)	266,309	236,403
Series 2023-159 CI, 0.952%, due 7/16/65(b)(c)(d)	2,867,197	215,352
Series 2023-172 IO, 1.381%, due 2/16/66(b)(c)(d)	1,962,508	188,968
Series 2023-194 CI, 0.834%, due 10/16/65(b)(c)(d)	2,219,301	146,795
Series 2023-38 WT, 6.586%, due 12/20/51(b)(c)	279,966	289,547
Series 2023-53, 0.000%, due 4/20/53(f)(g)	252,605	193,484
Series 2023-55 CG, 7.689%, due 7/20/51(b)(c)	457,890	502,478
Series 2023-55 LB, 7.785%, due 11/20/51(b)(c)	433,688	485,315
Series 2023-56 SK, 1.637%, (TSFR1M + 5.94%), due 4/20/51(c)(d)	2,267,862	228,343
Series 2023-59 YC, 6.974%, due 9/20/51(b)(c)	623,795	663,146
Series 2023-60 ES, 2.454%, (SOFR30A + 11.20%), due 4/20/53(c)	536,816	492,275
Series 2023-66 MP, 3.554%, (SOFR30A + 12.30%), due 5/20/53(c)	630,502	562,785
Series 2023-66 OQ, 0.000%, due 7/20/52(f)(g)	703,691	555,831
Series 2023-80 SA, 0.877%, (SOFR30A + 5.25%), due 6/20/53(c)(d)	2,588,755	78,634
Series 2023-86 SE, 2.277%, (SOFR30A + 6.65%), due 9/20/50(c)(d)	808,981	115,681
Series 2024-29 B, 2.500%, due 8/16/64(b)(c)	635,000	459,928
Series 2024-51 SX, 0.827%, (SOFR30A + 5.20%), due 3/20/54(c)(d)	6,843,461	247,314
		58,495,846
U.S. Treasury Bond — 4.1%
U.S. Treasury Bonds
4.500%, due 11/15/54	5,475,000	5,214,938
4.625%, due 11/15/44(e)	7,175,000	6,965,355
		12,180,293
U.S. Treasury Note — 7.3%
U.S. Treasury Notes
4.250%, due 1/31/30	14,385,000	14,333,304
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

U.S. Treasury Note (continued)
4.250%, due 11/15/34(e)	$3,940,000	$3,848,272
4.375%, due 1/31/32	3,510,000	3,495,740
		21,677,316

Total U.S. Government & Federal Agencies
(Cost $93,164,470)		92,353,455

	Shares	Value
Short-Term Investments — 1.6%

Money Market Funds — 1.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.75%(h)	3,688,991	3,688,991
Dreyfus Government Cash Management Fund, Institutional Shares, 4.26%(h)(i)	990,060	990,060

Total Short-Term Investments
(Cost $4,679,051)		4,679,051

Total Investments — 100.1% (Cost $297,771,076)		296,896,391
Other Assets and Liabilities, Net — (0.1)%		(366,620)
Net Assets — 100.0%		$296,529,771

(a)	Less than 0.05%.
(b)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(c)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2025.
(d)	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
(e)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $9,310,350; total market value of collateral held by the Fund was $9,689,745. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $8,699,685.
(f)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(g)	A principal only security is the principal only portion of a fixed income security, which is separated and sold individually from the interest portion of the security.
(h)	Reflects the 7-day yield at January 31, 2025.
(i)	Represents security purchased with cash collateral received for securities on loan.

Abbreviations
CMT	- 1 year Constant Maturity Treasury Index
SOFR	- Secured Financing Overnight Rate

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)
January 31, 2025 (unaudited)

Open futures contracts outstanding at January 31, 2025:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at January 31, 2025	Unrealized Appreciation (Depreciation)
U.S. 10 Year Note (CBT)	Citigroup Global Markets Inc.	March 2025	43	$4,701,006	$4,680,281	$(20,725)
U.S. 10 Year Ultra Note	Citigroup Global Markets Inc.	March 2025	52	5,837,308	5,791,500	(45,808)
U.S. 2 Year Note (CBT)	Citigroup Global Markets Inc.	March 2025	(93)	(19,129,692)	(19,123,125)	6,567
U.S. 5 Year Note (CBT)	Citigroup Global Markets Inc.	March 2025	2	213,145	212,781	(364)
U.S. Long Bond (CBT)	Citigroup Global Markets Inc.	March 2025	60	7,075,893	6,834,375	(241,518)
U.S. Ultra Bond (CBT)	Citigroup Global Markets Inc.	March 2025	51	6,342,939	6,041,907	(301,032)
						$(602,880)

CBT — Chicago Board of Trade

Cash posted as collateral to broker for futures contracts was $714,985 at January 31, 2025.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(j)
Bank Loans	$—	$2,177,468	$—	$2,177,468
Collateralized Mortgage Obligations	—	12,768,095	—	12,768,095
Commercial Asset-Backed Securities	—	25,379,570	—	25,379,570
Commercial Mortgage-Backed Securities	—	26,706,868	—	26,706,868
Corporate Bonds	—	132,178,759	—	132,178,759
Foreign Government Obligation	—	653,125	—	653,125
U.S. Government & Federal Agencies	—	92,353,455	—	92,353,455
Short-Term Investments:
Money Market Funds	4,679,051	—	—	4,679,051
Total Investments in Securities	4,679,051	292,217,340	—	296,896,391
Other Financial Instruments:(k)
Futures Contracts	6,567	—	—	6,567
Total Investments in Securities and Other Financial Instruments	$4,685,618	$292,217,340	$—	$296,902,958
Liability Valuation Inputs
Other Financial Instruments:(k)
Futures Contracts	$(609,447)	$—	$—	$(609,447)

(j)	For a complete listing of investments and their industries, see the Schedule of Investments.
(k)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended January 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.